UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 53.2%
Aerospace - 0.6%
BE Aerospace, Inc., 8.5%, 2018		$635,000	$692,150
Bombardier, Inc., 7.5%, 2018 (n)		1,355,000	1,476,950
Bombardier, Inc., 7.75%, 2020 (n)		180,000	197,550
CPI International, Inc., 8%, 2018		915,000	818,925
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	260,000	221,828
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,070,000	1,110,125
Kratos Defense & Security Solutions, Inc., 10%, 2017		550,000	583,000

			$5,100,528
Agency - Other - 0.4%
Financing Corp., 9.4%, 2018		$965,000	$1,386,361
Financing Corp., 10.35%, 2018		715,000	1,087,278
Financing Corp., STRIPS, 0%, 2017		860,000	799,584

			$3,273,223
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016		$30,000	$32,888
Hanesbrands, Inc., 6.375%, 2020		735,000	750,619
Jones Group, Inc., 6.875%, 2019		345,000	331,631
Levi Strauss & Co., 6.875%, 2022 (n)		105,000	104,213
Phillips-Van Heusen Corp., 7.375%, 2020		860,000	939,550

			$2,158,901
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049		$198,555	$49,474
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		100,000	109,851
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		199,556	222,740
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		156,858	149,799
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.981%, 2051		105,201	111,604
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.817%, 2049		124,877	134,836

			$778,304
Automotive - 1.0%
Accuride Corp., 9.5%, 2018		$1,140,000	$1,191,300
Allison Transmission, Inc., 7.125%, 2019 (n)		900,000	940,500
Automotores Gildemeister S.A., 8.25%, 2021 (n)		1,225,000	1,246,438
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		205,000	205,513
Ford Motor Co., 7.45%, 2031		215,000	280,038
Ford Motor Credit Co. LLC, 12%, 2015		1,755,000	2,215,688
General Motors Financial Co., Inc., 6.75%, 2018		610,000	654,879
Goodyear Tire & Rubber Co., 7%, 2022		250,000	245,000
Hyundai Capital America, 4%, 2017 (n)		213,000	218,642
Jaguar Land Rover PLC, 8.125%, 2021 (n)		1,415,000	1,429,150
Lear Corp., 8.125%, 2020		815,000	912,800

			$9,539,948
Basic Industry - 0.0%
Trimas Corp., 9.75%, 2017		$348,000	$380,190

Broadcasting - 1.3%
Allbritton Communications Co., 8%, 2018		$320,000	$331,200
AMC Networks, Inc., 7.75%, 2021 (n)		274,000	304,140
Clear Channel Communications, Inc., 9%, 2021		436,000	374,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	$965,000	$921,575
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	30,000	28,200
Hughes Network Systems LLC, 7.625%, 2021	460,000	476,100
Inmarsat Finance PLC, 7.375%, 2017 (n)	460,000	489,900
Intelsat Bermuda Ltd., 11.25%, 2017	975,000	957,938
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	905,000	889,163
Intelsat Jackson Holdings Ltd., 11.25%, 2016	684,000	713,925
LBI Media, Inc., 8.5%, 2017 (z)	125,000	25,000
Liberty Media Corp., 8.5%, 2029	445,000	451,675
Liberty Media Corp., 8.25%, 2030	390,000	396,825
LIN Television Corp., 8.375%, 2018	155,000	158,875
Local TV Finance LLC, 9.25%, 2015 (p)(z)	413,826	421,585
Newport Television LLC, 13%, 2017 (n)(p)	97,432	100,355
Nexstar Broadcasting Group, Inc., 8.875%, 2017	185,000	193,325
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	395,000	434,500
Sinclair Broadcast Group, Inc., 8.375%, 2018	30,000	32,175
SIRIUS XM Radio, Inc., 13%, 2013 (n)	150,000	168,375
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	405,000	456,638
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,250,000	1,337,500
Townsquare Radio LLC, 9%, 2019 (z)	265,000	271,625
Univision Communications, Inc., 6.875%, 2019 (n)	1,055,000	1,028,625
Univision Communications, Inc., 7.875%, 2020 (n)	190,000	194,275
Univision Communications, Inc., 8.5%, 2021 (n)	340,000	328,100

		$11,486,554
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$137,025
E*TRADE Financial Corp., 12.5%, 2017	1,485,000	1,704,038

		$1,841,063
Building - 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$150,000	$154,875
Building Materials Holding Corp., 7%, 2020 (n)	155,000	162,750
Building Materials Holding Corp., 6.75%, 2021 (n)	645,000	659,513
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	399,113
CEMEX S.A.B. de C.V., 9%, 2018 (n)	1,064,000	883,120
CEMEX S.A.B. de C.V., FRN, 5.47%, 2015 (n)	1,155,000	958,650
HD Supply, Inc., 8.125%, 2019 (n)	205,000	213,713
Masonite International Corp., 8.25%, 2021 (n)	700,000	712,250
Nortek, Inc., 10%, 2018	65,000	68,575
Nortek, Inc., 8.5%, 2021	1,045,000	1,013,650
Odebrecht Finance Ltd., 6%, 2023 (n)	1,958,000	2,021,635
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)	215,000	217,150
USG Corp., 7.875%, 2020 (n)	310,000	316,975

		$7,781,969
Business Services - 0.3%
Ceridian Corp., 12.25%, 2015 (p)	$360,000	$329,400
Fidelity National Information Services, Inc., 7.625%, 2017	265,000	288,519
Fidelity National Information Services, Inc., 5%, 2022 (n)	245,000	237,956
iGate Corp., 9%, 2016	710,000	752,600
Iron Mountain, Inc., 8.375%, 2021	1,050,000	1,120,875
SunGard Data Systems, Inc., 10.25%, 2015	85,000	87,338
SunGard Data Systems, Inc., 7.375%, 2018	190,000	193,325

		$3,010,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 1.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$55,000	$55,963
CCH II LLC, 13.5%, 2016		775,000	868,000
CCO Holdings LLC, 7.875%, 2018		1,355,000	1,453,238
CCO Holdings LLC, 8.125%, 2020		730,000	803,000
Cequel Communications Holdings, 8.625%, 2017 (n)		400,000	421,500
CSC Holdings LLC, 8.5%, 2014		625,000	688,281
DISH DBS Corp., 6.75%, 2021		525,000	542,063
EchoStar Corp., 7.125%, 2016		430,000	460,100
Myriad International Holdings B.V., 6.375%, 2017 (n)		793,000	870,318
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	122,414
UPC Holding B.V., 9.875%, 2018 (n)		$830,000	896,400
UPCB Finance III Ltd., 6.625%, 2020 (n)		470,000	462,950
Videotron Ltee, 5%, 2022 (n)		310,000	302,250
Virgin Media Finance PLC, 9.5%, 2016		166,000	183,845
Virgin Media Finance PLC, 8.375%, 2019		100,000	109,500
Virgin Media Finance PLC, 5.25%, 2022		600,000	585,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	440,000	582,144

			$9,406,966
Chemicals - 0.8%
Celanese U.S. Holdings LLC, 6.625%, 2018		$820,000	$867,150
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,025,000	1,019,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		55,000	47,988
Huntsman International LLC, 8.625%, 2021		410,000	459,200
INEOS Finance PLC, 8.375%, 2019 (n)		555,000	570,263
INEOS Group Holdings PLC, 8.5%, 2016 (n)		515,000	464,788
LyondellBasell Industries N.V., 5%, 2019 (n)		290,000	295,075
LyondellBasell Industries N.V., 6%, 2021 (n)		575,000	615,250
Momentive Performance Materials, Inc., 12.5%, 2014		1,354,000	1,418,315
Momentive Performance Materials, Inc., 11.5%, 2016		514,000	385,500
Polypore International, Inc., 7.5%, 2017		530,000	553,850
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		859,000	945,293

			$7,642,547
Computer Software - 0.2%
Lawson Software, Inc., 11.5%, 2018 (n)		$630,000	$691,425
Lawson Software, Inc., 9.375%, 2019 (n)		110,000	113,300
Syniverse Holdings, Inc., 9.125%, 2019		1,030,000	1,104,675
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		195,000	205,725
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		125,000	146,406

			$2,261,531
Computer Software - Systems - 0.3%
Audatex North America, Inc., 6.75%, 2018 (n)		$130,000	$133,900
Audatex North America, Inc., 6.75%, 2018 (n)		220,000	226,600
CDW LLC/CDW Finance Corp., 12.535%, 2017		135,000	144,450
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,130,000	1,161,075
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)		140,000	143,850
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		685,000	746,650

			$2,556,525
Conglomerates - 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,090,000	$1,155,400
Dynacast International LLC, 9.25%, 2019 (z)		375,000	386,250
Griffon Corp., 7.125%, 2018		1,055,000	1,060,275
Tomkins LLC/Tomkins, Inc., 9%, 2018		1,035,000	1,137,206

			$3,739,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Construction - 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	$249,000	$243,398

Consumer Products - 0.3%
ACCO Brands Corp., 6.75%, 2020	$105,000	$107,888
Easton-Bell Sports, Inc., 9.75%, 2016	245,000	267,663
Elizabeth Arden, Inc., 7.375%, 2021	690,000	752,963
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	50,000	51,375
Jarden Corp., 7.5%, 2020	870,000	941,775
Libbey Glass, Inc., 10%, 2015	33,000	35,145
Libbey Glass, Inc., 6.875%, 2020 (z)	215,000	215,538
Prestige Brands, Inc., 8.125%, 2020 (z)	50,000	54,000

		$2,426,347
Consumer Services - 0.2%
Realogy Corp., 11.5%, 2017	$405,000	$358,425
Service Corp. International, 6.75%, 2015	60,000	64,800
Service Corp. International, 7%, 2017	1,125,000	1,251,563
Service Corp. International, 7%, 2019	325,000	342,875

		$2,017,663
Containers - 0.4%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$950,000	$978,500
Ball Corp., 5%, 2022	307,000	310,070
Greif, Inc., 6.75%, 2017	220,000	235,950
Greif, Inc., 7.75%, 2019	220,000	246,400
Reynolds Group, 7.75%, 2016 (n)	190,000	200,450
Reynolds Group, 7.125%, 2019 (n)	845,000	868,238
Reynolds Group, 9.875%, 2019 (n)	695,000	693,263
Reynolds Group, 8.5%, 2021 (n)	320,000	296,800
Sealed Air Corp., 8.125%, 2019 (n)	80,000	86,800
Sealed Air Corp., 8.375%, 2021 (n)	80,000	88,000
Tekni-Plex, Inc., 9.75%, 2019 (z)	105,000	104,213

		$4,108,684
Defense Electronics - 0.1%
ManTech International Corp., 7.25%, 2018	$380,000	$400,900
MOOG, Inc., 7.25%, 2018	500,000	525,000

		$925,900
Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$330,000	$272,250
Avaya, Inc., 7%, 2019 (z)	170,000	152,150

		$424,400
Electronics - 0.3%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,195,000	$1,257,738
Freescale Semiconductor, Inc., 8.05%, 2020	230,000	218,500
Nokia Corp., 5.375%, 2019	220,000	179,557
Sensata Technologies B.V., 6.5%, 2019 (n)	750,000	751,875

		$2,407,670
Emerging Market Quasi-Sovereign - 5.3%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$955,000	$1,031,400
Banco del Estado de Chile, 3.875%, 2022 (n)	190,000	193,918
Banco do Brasil S.A., 3.875%, 2017	1,472,000	1,472,000
Banco do Brasil S.A., 5.875%, 2022 (n)	1,535,000	1,527,325
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,685,000	1,719,558
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,248,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	$1,032,000	$1,026,840
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	590,440
Biz Finance PLC, 8.375%, 2015	1,153,000	1,026,170
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	287,680
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	1,531,000	1,626,688
CEZ A.S., 4.25%, 2022 (n)	1,335,000	1,345,173
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	2,245,000	2,281,014
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	202,000	212,778
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	576,391
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	205,000	244,645
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,575,000	1,598,625
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	252,000	260,820
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	349,000	363,577
Development Bank of Kazakhstan, 5.5%, 2015 (n)	2,149,000	2,208,098
Dolphin Energy Ltd., 5.5%, 2021 (n)	2,062,000	2,231,084
Ecopetrol S.A., 7.625%, 2019	1,852,000	2,287,220
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	1,290,000	1,316,713
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	856,520
Gaz Capital S.A., 9.25%, 2019	1,434,000	1,742,310
Gaz Capital S.A., 5.999%, 2021 (n)	2,212,000	2,310,434
Georgian Oil & Gas Corp., 6.875%, 2017 (z)	272,000	262,480
Majapahit Holding B.V., 7.75%, 2020	1,351,000	1,540,140
Naftogaz Ukraine, 9.5%, 2014	753,000	714,409
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	991,000	956,949
Pemex Project Funding Master Trust, 6.625%, 2035	1,446,000	1,644,825
Pertamina PT, 4.875%, 2022 (n)	417,000	400,320
Pertamina PT, 6%, 2042 (n)	486,000	455,625
Petrobras International Finance Co., 7.875%, 2019	566,000	684,562
Petrobras International Finance Co., 5.375%, 2021	2,500,000	2,667,995
Petroleos Mexicanos, 5.5%, 2021	2,395,000	2,634,500
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	932,500	961,408
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	642,000	632,370
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	358,394	384,020
Sberbank of Russia, 6.125%, 2022 (n)	379,000	388,244
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (z)	524,000	533,524
Transnet SOC Ltd., 4.5%, 2016 (n)	202,000	205,553
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	200,000	199,500
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	1,784,000	1,775,972

		$48,628,177
Emerging Market Sovereign - 5.2%
Dominican Republic, 7.5%, 2021 (n)	$1,270,000	$1,338,580
Dominican Republic, 8.625%, 2027	833,000	890,061
Gabonese Republic, 8.2%, 2017	739,000	860,935
Republic of Argentina, 7%, 2015	1,085,000	810,435
Republic of Argentina, 8.75%, 2017	1,146,000	905,340
Republic of Argentina, 8.28%, 2033	1,931,357	1,100,873
Republic of Colombia, 6.125%, 2041	562,000	695,475
Republic of Guatemala, 5.75%, 2022 (z)	394,000	391,045
Republic of Indonesia, 6.875%, 2018	1,100,000	1,274,625
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	2,757,429
Republic of Latvia, 5.25%, 2017 (n)	237,000	237,000
Republic of Lithuania, 6.625%, 2022 (n)	1,794,000	1,946,490
Republic of Panama, 8.875%, 2027	427,000	649,040
Republic of Peru, 7.35%, 2025	787,000	1,080,158
Republic of Philippines, 5.5%, 2026	1,293,000	1,486,950
Republic of Philippines, 7.75%, 2031	389,000	534,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Philippines, 6.375%, 2034	$665,000	$817,950
Republic of Poland, 5%, 2022	236,000	246,856
Republic of Romania, 6.75%, 2022 (n)	1,816,000	1,819,541
Republic of Slovakia, 4.375%, 2022 (z)	4,190,000	4,001,450
Republic of South Africa, 5.5%, 2020	1,035,000	1,151,438
Republic of South Africa, 4.665%, 2024	1,655,000	1,693,893
Republic of South Africa, 6.25%, 2041	655,000	770,444
Republic of Turkey, 5.625%, 2021	1,594,000	1,665,730
Republic of Turkey, 6.25%, 2022	2,021,000	2,162,470
Republic of Uruguay, 8%, 2022	319,500	434,520
Republic of Uruguay, 7.625%, 2036	304,000	414,960
Republic of Venezuela, 7.75%, 2019	449,000	335,628
Republic of Venezuela, 12.75%, 2022	1,240,000	1,162,500
Republic of Venezuela, 9.25%, 2027	1,659,000	1,260,840
Republic of Venezuela, 7%, 2038	2,450,000	1,543,500
Republic of Vietnam, 6.875%, 2016	994,000	1,038,730
Russian Federation, 4.5%, 2022 (n)	1,800,000	1,834,200
Russian Federation, 7.5%, 2030	1,312,955	1,544,363
Russian Federation, 5.625%, 2042 (n)	1,200,000	1,240,860
United Mexican States, 5.125%, 2020	1,672,000	1,909,424
United Mexican States, 3.625%, 2022	3,416,000	3,518,480

		$47,527,088
Energy - Independent - 2.2%
ATP Oil & Gas Corp., 11.875%, 2015	$280,000	$149,100
BreitBurn Energy Partners LP, 8.625%, 2020	230,000	238,625
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	280,000	274,400
Carrizo Oil & Gas, Inc., 8.625%, 2018	305,000	318,725
Chaparral Energy, Inc., 7.625%, 2022 (n)	440,000	449,900
Chesapeake Energy Corp., 6.875%, 2020	265,000	251,088
Concho Resources, Inc., 8.625%, 2017	670,000	730,300
Concho Resources, Inc., 6.5%, 2022	430,000	449,350
Continental Resources, Inc., 8.25%, 2019	760,000	843,600
Denbury Resources, Inc., 8.25%, 2020	1,160,000	1,252,800
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,235,000	1,327,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,300,000	1,332,500
EXCO Resources, Inc., 7.5%, 2018	890,000	752,050
Harvest Operations Corp., 6.875%, 2017 (n)	920,000	963,700
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	175,000	186,375
Laredo Petroleum, Inc., 9.5%, 2019	325,000	360,750
Laredo Petroleum, Inc., 7.375%, 2022 (n)	105,000	107,363
LINN Energy LLC, 6.5%, 2019 (n)	145,000	140,650
LINN Energy LLC, 8.625%, 2020	465,000	492,900
LINN Energy LLC, 7.75%, 2021	385,000	393,663
Newfield Exploration Co., 6.625%, 2016	590,000	603,275
Newfield Exploration Co., 6.875%, 2020	815,000	863,900
OGX Austria GmbH, 8.375%, 2022 (n)	227,000	215,083
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	913,000	878,763
Pioneer Natural Resources Co., 7.5%, 2020	850,000	1,051,056
Plains Exploration & Production Co., 8.625%, 2019	935,000	1,014,475
QEP Resources, Inc., 6.875%, 2021	1,090,000	1,179,925
Range Resources Corp., 8%, 2019	420,000	457,800
SandRidge Energy, Inc., 8%, 2018 (n)	1,320,000	1,320,000
SM Energy Co., 6.5%, 2021	455,000	465,238
Swift Energy Co., 7.875%, 2022	240,000	242,400
Whiting Petroleum Corp., 6.5%, 2018	390,000	407,550

		$19,714,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Integrated - 0.3%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		$2,849,000	$3,048,430

Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)		$730,000	$730,000

Entertainment - 0.3%
AMC Entertainment, Inc., 8.75%, 2019		$405,000	$433,350
AMC Entertainment, Inc., 9.75%, 2020		870,000	935,250
Cedar Fair LP, 9.125%, 2018		370,000	409,775
Cinemark USA, Inc., 8.625%, 2019		555,000	603,563

			$2,381,938
Financial Institutions - 1.3%
Ally Financial, Inc., 5.5%, 2017		$975,000	$975,878
CIT Group, Inc., 5.25%, 2014 (n)		1,340,000	1,363,450
CIT Group, Inc., 5.25%, 2018		420,000	413,700
CIT Group, Inc., 6.625%, 2018 (n)		959,000	994,963
CIT Group, Inc., 5.5%, 2019 (n)		625,000	607,813
Credit Acceptance Corp., 9.125%, 2017		595,000	639,625
GMAC, Inc., 8%, 2031		90,000	101,250
Icahn Enterprises LP, 8%, 2018		578,000	611,958
International Lease Finance Corp., 4.875%, 2015		255,000	251,280
International Lease Finance Corp., 8.625%, 2015		270,000	294,300
International Lease Finance Corp., 8.75%, 2017		610,000	677,100
International Lease Finance Corp., 7.125%, 2018 (n)		637,000	700,700
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		910,000	982,800
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		400,000	416,000
PHH Corp., 9.25%, 2016		900,000	936,000
SLM Corp., 8.45%, 2018		230,000	242,650
SLM Corp., 8%, 2020		1,335,000	1,366,403
SLM Corp., 7.25%, 2022		120,000	117,454

			$11,693,324
Food & Beverages - 0.5%
Ajecorp B.V., 6.5%, 2022 (z)		$200,000	$198,000
ARAMARK Corp., 8.5%, 2015		160,000	163,802
B&G Foods, Inc., 7.625%, 2018		1,005,000	1,075,350
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		630,000	667,800
Del Monte Foods Co., 7.625%, 2019		110,000	106,700
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		283,000	296,986
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		670,000	639,850
Pinnacle Foods Finance LLC, 9.25%, 2015		305,000	311,100
Pinnacle Foods Finance LLC, 8.25%, 2017		585,000	611,325
Sigma Alimentos S.A., 5.625%, 2018 (n)		190,000	199,025
TreeHouse Foods, Inc., 7.75%, 2018		175,000	189,000

			$4,458,938
Forest & Paper Products - 0.4%
Boise, Inc., 8%, 2020		$735,000	$804,825
Cascades, Inc., 7.75%, 2017		350,000	348,250
Georgia-Pacific Corp., 8%, 2024		565,000	750,787
Graphic Packaging Holding Co., 7.875%, 2018		630,000	694,575
Inversiones CMPC S.A., 4.75%, 2018 (n)		525,000	546,237
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	225,000	292,123
Tembec Industries, Inc., 11.25%, 2018		$330,000	327,525
Tembec Industries, Inc., 11.25%, 2018 (n)		90,000	89,325

			$3,853,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 1.0%
Boyd Gaming Corp., 7.125%, 2016	$375,000	$358,125
Caesars Operating Escrow LLC, 8.5%, 2020 (n)	235,000	234,119
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	505,000	316
GWR Operating Partnership LLP, 10.875%, 2017	145,000	163,850
Harrah’s Operating Co., Inc., 11.25%, 2017	1,380,000	1,466,250
Harrah’s Operating Co., Inc., 10%, 2018	522,000	352,350
MGM Mirage, 10.375%, 2014	35,000	39,375
MGM Mirage, 6.625%, 2015	585,000	600,722
MGM Mirage, 7.5%, 2016	90,000	92,025
MGM Resorts International, 11.375%, 2018	650,000	749,125
MGM Resorts International, 9%, 2020	840,000	919,800
Penn National Gaming, Inc., 8.75%, 2019	848,000	934,920
Pinnacle Entertainment, Inc., 8.75%, 2020	390,000	424,125
Pinnacle Entertainment, Inc., 7.75%, 2022	200,000	211,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)	105,000	107,363
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	580,000	597,400
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	315,000	367,666
Wyndham Worldwide Corp., 7.375%, 2020	320,000	389,105
Wynn Las Vegas LLC, 7.75%, 2020	945,000	1,026,506

		$9,034,142
Industrial - 0.3%
Altra Holdings, Inc., 8.125%, 2016	$230,000	$245,525
Dematic S.A., 8.75%, 2016 (z)	855,000	884,925
Hillman Group, Inc., 10.875%, 2018	440,000	458,700
Hyva Global B.V., 8.625%, 2016 (n)	400,000	341,000
Mueller Water Products, Inc., 8.75%, 2020	237,000	261,885
Rexel S.A., 6.125%, 2019 (n)	420,000	417,900

		$2,609,935
Insurance - 0.3%
American International Group, Inc., 8.25%, 2018	$485,000	$583,195
American International Group, Inc., 8.175% to 2038, FRN to 2068	1,455,000	1,511,381
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	300,000	357,000

		$2,451,576
Insurance - Health - 0.0%
AMERIGROUP Corp., 7.5%, 2019	$425,000	$454,750

Insurance - Property & Casualty - 0.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$700,000	$966,000
XL Group PLC, 6.5% to 2017, FRN to 2049	1,070,000	823,900

		$1,789,900
International Market Quasi-Sovereign - 0.0%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	$402,000	$418,397

International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$1,933,000	$1,954,969
Republic of Iceland, 5.875%, 2022 (z)	483,000	473,361

		$2,428,330
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$140,144
Port Authority NY & NJ (168th Series), 4.926%, 2051	395,000	450,024
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	18,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - continued
State of California (Build America Bonds), 7.625%, 2040	$65,000	$84,386
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	73,344

		$766,279
Machinery & Tools - 0.5%
Case Corp., 7.25%, 2016	$335,000	$365,988
Case New Holland, Inc., 7.875%, 2017	1,200,000	1,368,000
CNH Capital LLC, 6.25%, 2016 (n)	140,000	145,950
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	315,000	318,150
RSC Equipment Rental, Inc., 8.25%, 2021	830,000	877,725
UR Financing Escrow Corp., 5.75%, 2018 (n)	265,000	269,638
UR Financing Escrow Corp., 7.625%, 2022 (n)	767,000	784,258

		$4,129,709
Major Banks - 0.2%
Bank of America Corp., 5.65%, 2018	$530,000	$552,073
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	654,000	645,614
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	76,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,080,000	823,500

		$2,097,187
Medical & Health Technology & Services - 1.2%
Biomet, Inc., 10%, 2017	$185,000	$196,794
Biomet, Inc., 10.375%, 2017 (p)	110,000	117,081
Biomet, Inc., 11.625%, 2017	695,000	736,700
Davita, Inc., 6.375%, 2018	1,500,000	1,518,750
Davita, Inc., 6.625%, 2020	455,000	460,688
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	199,938
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	330,000	327,525
HCA, Inc., 8.5%, 2019	1,970,000	2,174,388
HCA, Inc., 7.5%, 2022	465,000	487,378
HCA, Inc., 5.875%, 2022	250,000	248,125
HealthSouth Corp., 8.125%, 2020	995,000	1,062,163
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	440,000	413,600
Physio-Control International, Inc., 9.875%, 2019 (z)	330,000	349,800
Teleflex, Inc., 6.875%, 2019	365,000	386,900
Tenet Healthcare Corp., 9.25%, 2015	480,000	529,800
Truven Health Analytics, Inc., 10.625%, 2020 (z)	170,000	170,850
Universal Health Services, Inc., 7%, 2018	1,030,000	1,102,100
Universal Hospital Services, Inc., 8.5%, 2015 (p)	275,000	280,156
Universal Hospital Services, Inc., FRN, 4.111%, 2015	65,000	60,613
USPI Finance Corp., 9%, 2020 (n)	180,000	186,750
Vanguard Health Systems, Inc., 8%, 2018	290,000	284,200

		$11,294,299
Metals & Mining - 1.3%
Cloud Peak Energy, Inc., 8.25%, 2017	$950,000	$971,375
Cloud Peak Energy, Inc., 8.5%, 2019	905,000	932,150
Consol Energy, Inc., 8%, 2017	415,000	416,038
Consol Energy, Inc., 8.25%, 2020	70,000	70,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,065,000	1,099,613
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	1,093,000	1,034,433
OJSC Russian Agricultural Bank, 7.75%, 2017 (n)	1,389,000	1,349,066
Peabody Energy Corp., 6%, 2018 (n)	230,000	229,425
Peabody Energy Corp., 6.25%, 2021 (n)	230,000	229,425
Southern Copper Corp., 6.75%, 2040	1,656,000	1,729,185
Vale Overseas Ltd., 5.625%, 2019	1,134,000	1,250,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Vale Overseas Ltd., 4.375%, 2022	$2,046,000	$2,045,128
Vale Overseas Ltd., 6.875%, 2039	273,000	314,408

		$11,671,038
Mortgage-Backed - 6.2%
Fannie Mae, 4.325%, 2013	$139,531	$141,838
Fannie Mae, 4.374%, 2013	105,290	107,674
Fannie Mae, 4.518%, 2013	87,187	88,248
Fannie Mae, 5.156%, 2013	45,720	47,388
Fannie Mae, 5.37%, 2013	86,797	88,339
Fannie Mae, 4.561%, 2014	66,465	69,934
Fannie Mae, 4.61%, 2014	112,966	119,388
Fannie Mae, 4.778%, 2014	169,617	176,731
Fannie Mae, 4.88%, 2014	96,098	102,612
Fannie Mae, 4.935%, 2014	155,629	162,450
Fannie Mae, 5.1%, 2014 - 2019	331,380	361,913
Fannie Mae, 4.56%, 2015	70,813	75,859
Fannie Mae, 4.564%, 2015	258,920	274,323
Fannie Mae, 4.6%, 2015 - 2019	155,729	177,330
Fannie Mae, 4.69%, 2015	186,667	200,492
Fannie Mae, 4.7%, 2015	139,790	151,517
Fannie Mae, 4.78%, 2015	79,295	86,092
Fannie Mae, 4.79%, 2015	120,322	130,882
Fannie Mae, 4.81%, 2015	178,743	194,144
Fannie Mae, 4.815%, 2015	107,016	115,804
Fannie Mae, 4.85%, 2015	172,492	185,707
Fannie Mae, 4.856%, 2015	62,496	67,761
Fannie Mae, 4.86%, 2015	152,310	163,560
Fannie Mae, 4.894%, 2015	254,317	278,079
Fannie Mae, 5.034%, 2015	124,577	137,820
Fannie Mae, 5.275%, 2015	126,947	138,513
Fannie Mae, 5.465%, 2015	473,936	524,932
Fannie Mae, 5.5%, 2015 - 2040	10,394,520	11,364,107
Fannie Mae, 5.09%, 2016	63,696	70,089
Fannie Mae, 5.152%, 2016	299,534	334,172
Fannie Mae, 5.273%, 2016	313,268	351,208
Fannie Mae, 5.35%, 2016	99,170	110,939
Fannie Mae, 5.395%, 2016	105,230	117,715
Fannie Mae, 5.424%, 2016	119,890	135,460
Fannie Mae, 5.45%, 2016	110,000	124,998
Fannie Mae, 5.725%, 2016	228,024	259,698
Fannie Mae, 5.845%, 2016	39,753	43,104
Fannie Mae, 5.93%, 2016	111,579	125,359
Fannie Mae, 2.71%, 2017	57,444	60,682
Fannie Mae, 3.308%, 2017	442,531	478,040
Fannie Mae, 5.05%, 2017 - 2019	121,070	135,744
Fannie Mae, 5.482%, 2017	221,492	254,235
Fannie Mae, 5.505%, 2017	66,550	74,984
Fannie Mae, 6%, 2017 - 2038	2,358,209	2,614,505
Fannie Mae, 6.5%, 2017 - 2037	671,094	761,669
Fannie Mae, 2.578%, 2018	900,000	942,990
Fannie Mae, 3.8%, 2018	90,454	99,372
Fannie Mae, 3.849%, 2018	297,334	328,831
Fannie Mae, 3.91%, 2018	118,149	130,138
Fannie Mae, 3.99%, 2018	150,000	166,410
Fannie Mae, 4%, 2018	118,278	130,957
Fannie Mae, 4.19%, 2018	108,484	121,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.16%, 2018	$215,540	$239,384
Fannie Mae, 5.341%, 2018	375,873	432,706
Fannie Mae, 4.45%, 2019	91,075	103,398
Fannie Mae, 4.5%, 2019 - 2041	2,273,419	2,456,911
Fannie Mae, 4.67%, 2019	28,000	32,019
Fannie Mae, 4.83%, 2019	72,444	82,988
Fannie Mae, 4.876%, 2019	113,752	130,881
Fannie Mae, 5%, 2019 - 2041	5,604,831	6,097,618
Fannie Mae, 5.08%, 2019	24,030	27,483
Fannie Mae, 5.51%, 2019	115,803	133,501
Fannie Mae, 3.87%, 2020	71,210	78,981
Fannie Mae, 4.14%, 2020	43,019	48,306
Fannie Mae, 5.19%, 2020	110,713	127,118
Fannie Mae, 4.5%, 2025	123,105	131,944
Fannie Mae, 3%, 2027	885,267	928,423
Fannie Mae, 3.5%, 2042	764,989	805,631
Freddie Mac, 1.655%, 2016	602,929	613,861
Freddie Mac, 3.882%, 2017	555,000	614,760
Freddie Mac, 5%, 2017 - 2040	978,854	1,056,475
Freddie Mac, 6%, 2017 - 2038	1,206,444	1,346,828
Freddie Mac, 2.323%, 2018	348,000	359,663
Freddie Mac, 2.412%, 2018 (n)	1,000,000	1,038,733
Freddie Mac, 2.699%, 2018	565,000	596,251
Freddie Mac, 3.154%, 2018	478,000	514,557
Freddie Mac, 2.13%, 2019	1,100,000	1,120,279
Freddie Mac, 4.186%, 2019	146,000	164,709
Freddie Mac, 5.085%, 2019	162,000	190,003
Freddie Mac, 2.757%, 2020	285,996	302,998
Freddie Mac, 3.32%, 2020	259,488	280,499
Freddie Mac, 4.224%, 2020	99,963	113,563
Freddie Mac, 4.251%, 2020	230,000	261,292
Freddie Mac, 4.5%, 2024 - 2041	1,513,503	1,617,602
Freddie Mac, 5.5%, 2024 - 2038	1,383,248	1,517,093
Freddie Mac, 4%, 2025	307,837	324,882
Freddie Mac, 6.5%, 2037 - 2038	196,164	221,806
Freddie Mac, 3.5%, 2041 - 2042	1,117,860	1,175,805
Freddie Mac, TBA, 3%, 2018	760,000	790,756
Ginnie Mae, 4.5%, 2033 - 2041	2,555,278	2,824,491
Ginnie Mae, 5.5%, 2033 - 2042	1,124,615	1,251,943
Ginnie Mae, 3.5%, 2041 - 2042	799,271	854,939
Ginnie Mae, 5.612%, 2058	285,409	304,223
Ginnie Mae, 6.357%, 2058	214,940	230,347
Ginnie Mae, TBA, 3.5%, 2040	1,300,000	1,386,734

		$56,638,161
Municipals - 0.3%
Florida Deptartment of Transportation, (Right of Way), “A”, 5%, 2021	$240,000	$302,184
Garland, TX, Independent School District, N, 5%, 2022	475,000	589,903
Metropolitan Government of Nashville & Davidson County, TN, General Obilgation, 5%, 2022	460,000	581,960
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2022	150,000	190,709
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	315,000	409,138
Seattle, WA, General Obligation, 5%, 2021	265,000	337,340
University of Texas, Financing Systems, “B”, 5.375%, 2023	480,000	634,954

		$3,046,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020		$280,000	$275,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021		270,000	241,650

			$517,450
Natural Gas - Pipeline - 0.7%
Atlas Pipeline Partners LP, 8.75%, 2018		$740,000	$784,400
Crosstex Energy, Inc., 8.875%, 2018		1,000,000	1,050,000
El Paso Corp., 7%, 2017		545,000	611,674
El Paso Corp., 7.75%, 2032		1,370,000	1,563,637
Energy Transfer Equity LP, 7.5%, 2020		1,090,000	1,177,200
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		537,000	579,960
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		71,000	75,615
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		267,000	236,295

			$6,078,781
Network & Telecom - 0.4%
Cincinnati Bell, Inc., 8.25%, 2017		$260,000	$265,200
Citizens Communications Co., 9%, 2031		260,000	237,900
Eileme 2 AB, 11.625%, 2020 (n)		400,000	392,000
Frontier Communications Corp., 8.125%, 2018		795,000	808,913
Qwest Communications International, Inc., 7.125%, 2018 (n)		780,000	824,019
Windstream Corp., 8.125%, 2018		150,000	155,625
Windstream Corp., 7.75%, 2020		680,000	680,000
Windstream Corp., 7.75%, 2021		130,000	130,325

			$3,493,982
Oil Services - 0.2%
Afren PLC, 11.5%, 2016 (n)		$200,000	$208,500
Afren PLC, 10.25%, 2019 (n)		216,000	218,160
Chesapeake Energy Corp., 6.625%, 2019 (n)		175,000	151,375
Dresser-Rand Group, Inc., 6.5%, 2021		215,000	219,300
Edgen Murray Corp., 12.25%, 2015		280,000	286,300
Pioneer Drilling Co., 9.875%, 2018		365,000	383,250
Pioneer Drilling Co., 9.875%, 2018 (n)		230,000	241,500
Unit Corp., 6.625%, 2021		320,000	318,400

			$2,026,785
Other Banks & Diversified Financials - 0.9%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$432,000	$434,160
Banco PanAmericano S.A., 8.5%, 2020 (n)		617,000	658,648
Bancolombia S.A., 5.95%, 2021		1,374,000	1,422,090
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,770,000	1,739,025
BBVA Continental, 5.75%, 2017 (n)		500,000	515,000
Capital One Financial Corp., 10.25%, 2039		1,140,000	1,179,900
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		130,000	126,104
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		680,000	593,676
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,324,000	1,284,280

			$7,952,883
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	325,000	$421,956
Endo Health Solutions, Inc., 7%, 2019		$420,000	438,900
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		655,000	668,100
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		345,000	333,788

			$1,862,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.0%
Heckmann Corp., 9.875%, 2018 (z)	$380,000	$361,000

Printing & Publishing - 0.1%
American Media, Inc., 13.5%, 2018 (z)	$26,083	$22,431
Nielsen Finance LLC, 11.5%, 2016	204,000	230,520
Nielsen Finance LLC, 7.75%, 2018	385,000	413,875

		$666,826
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$145,000	$156,963

Real Estate - 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$235,000	$265,550
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	140,000	125,300
Entertainment Properties Trust, REIT, 7.75%, 2020	715,000	780,935
Kennedy Wilson, Inc., 8.75%, 2019	210,000	216,300
MPT Operating Partnership LP, REIT, 6.875%, 2021	940,000	968,200

		$2,356,285
Retailers - 0.7%
Academy Ltd., 9.25%, 2019 (n)	$525,000	$553,875
Burlington Coat Factory Warehouse Corp., 10%, 2019	575,000	593,688
J. Crew Group, Inc., 8.125%, 2019	385,000	386,444
Limited Brands, Inc., 6.9%, 2017	1,110,000	1,234,875
Limited Brands, Inc., 6.95%, 2033	60,000	57,600
Neiman Marcus Group, Inc., 10.375%, 2015	630,000	659,144
QVC, Inc., 7.375%, 2020 (n)	680,000	741,200
Rite Aid Corp., 9.25%, 2020 (z)	290,000	277,675
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	225,000	239,625
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	642,969
Toys “R” Us, Inc., 10.75%, 2017	580,000	630,750
Yankee Acquisition Corp., 8.5%, 2015	3,000	3,075
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	470,000	471,175

		$6,492,095
Specialty Chemicals - 0.0%
Koppers, Inc., 7.875%, 2019	$180,000	$192,150

Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$132,814
Michaels Stores, Inc., 7.75%, 2018	820,000	854,850

		$987,664
Steel - 0.1%
Evraz Group S.A., 7.4%, 2017 (n)	$1,341,000	$1,304,525

Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., 5%, 2020	$877,000	$980,258
Clearwire Corp., 12%, 2015 (n)	775,000	676,188
Cricket Communications, Inc., 7.75%, 2016	500,000	527,500
Cricket Communications, Inc., 7.75%, 2020	665,000	608,475
Crown Castle International Corp., 9%, 2015	170,000	184,875
Crown Castle International Corp., 7.125%, 2019	1,235,000	1,326,081
Digicel Group Ltd., 8.25%, 2017 (n)	856,000	860,280
Digicel Group Ltd., 10.5%, 2018 (n)	895,000	912,900
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	1,499,000	1,588,940
MetroPCS Wireless, Inc., 7.875%, 2018	215,000	217,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Capital Corp., 6.875%, 2028	$325,000	$241,313
Sprint Nextel Corp., 6%, 2016	595,000	544,425
Sprint Nextel Corp., 8.375%, 2017	870,000	835,200
Sprint Nextel Corp., 9%, 2018 (n)	235,000	254,388
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,250,000	1,062,500
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	700,000	598,500

		$11,418,973
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$105,000	$112,613
Level 3 Financing, Inc., 9.375%, 2019	420,000	446,250
Level 3 Financing, Inc., 8.625%, 2020 (n)	550,000	561,000
Oi S.A., 5.75%, 2022 (n)	1,753,000	1,713,558
		$2,833,421
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$623,000	$573,160

Transportation - Services - 0.7%
ACL I Corp., 11.375%, 2016 (n)(p)	$383,129	$365,981
Aguila American Resources Ltd., 7.875%, 2018 (n)	845,000	861,900
Avis Budget Car Rental LLC, 8.25%, 2019	280,000	289,800
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	125,000	129,375
Avis Budget Car Rental LLC, 9.75%, 2020	185,000	202,575
CEVA Group PLC, 8.375%, 2017 (n)	1,210,000	1,176,725
Commercial Barge Line Co., 12.5%, 2017	820,000	928,650
Hertz Corp., 7.5%, 2018	199,000	207,209
Navios Maritime Acquisition Corp., 8.625%, 2017	555,000	521,700
Navios Maritime Holdings, Inc., 8.875%, 2017	610,000	625,250
Swift Services Holdings, Inc., 10%, 2018	945,000	1,015,875

		$6,325,040
U.S. Government Agencies and Equivalents - 0.2%
Aid-Egypt, 4.45%, 2015	$170,000	$190,621
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,973
Freddie Mac, 2.375%, 2022	680,000	699,793
Small Business Administration, 6.34%, 2021	138,069	154,583
Small Business Administration, 6.07%, 2022	146,978	163,874
Small Business Administration, 5.16%, 2028	225,281	255,765

		$1,489,609
U.S. Treasury Obligations - 9.1%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$62,139
U.S. Treasury Bonds, 6.375%, 2027	106,000	165,724
U.S. Treasury Bonds, 5.25%, 2029	1,596,000	2,287,516
U.S. Treasury Bonds, 4.5%, 2036	70,000	95,506
U.S. Treasury Bonds, 4.375%, 2038	638,000	860,503
U.S. Treasury Bonds, 4.5%, 2039	5,283,000	7,291,364
U.S. Treasury Notes, 1.375%, 2012	750,000	753,457
U.S. Treasury Notes, 1.375%, 2013	11,536,000	11,643,700
U.S. Treasury Notes, 3.125%, 2013	305,000	316,664
U.S. Treasury Notes, 4%, 2014	18,000	19,140
U.S. Treasury Notes, 1.875%, 2014	19,459,000	20,000,972
U.S. Treasury Notes, 1.875%, 2014	417,000	429,640
U.S. Treasury Notes, 4%, 2015	1,397,000	1,533,643
U.S. Treasury Notes, 2.125%, 2015	14,254,000	14,993,426
U.S. Treasury Notes, 0.875%, 2016	5,603,000	5,668,225
U.S. Treasury Notes, 2.625%, 2018	955,000	1,053,484

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.75%, 2019	$1,590,000	$1,777,321
U.S. Treasury Notes, 3.125%, 2019	454,000	519,475
U.S. Treasury Notes, 3.5%, 2020	9,221,000	10,840,438
U.S. Treasury Notes, 3.125%, 2021	2,539,000	2,907,749

		$83,220,086
Utilities - Electric Power - 1.2%
AES Corp., 8%, 2017	$665,000	$738,150
Atlantic Power Corp., 9%, 2018 (z)	300,000	304,500
Calpine Corp., 8%, 2016 (n)	675,000	723,938
Calpine Corp., 7.875%, 2020 (n)	1,025,000	1,086,500
Covanta Holding Corp., 7.25%, 2020	705,000	765,299
Covanta Holding Corp., 6.375%, 2022	165,000	171,085
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	340,000	369,750
Edison Mission Energy, 7%, 2017	375,000	200,625
EDP Finance B.V., 6%, 2018 (n)	865,000	761,529
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	206,500
Energy Future Holdings Corp., 10%, 2020	225,000	239,063
Energy Future Holdings Corp., 10%, 2020	2,125,000	2,289,688
Energy Future Holdings Corp., 11.75%, 2022 (n)	355,000	362,100
GenOn Energy, Inc., 9.5%, 2018	295,000	274,350
GenOn Energy, Inc., 9.875%, 2020	675,000	624,375
NRG Energy, Inc., 7.375%, 2017	150,000	154,875
NRG Energy, Inc., 8.25%, 2020	1,160,000	1,142,600
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	195,000	130,650

		$10,545,577
Total Bonds		$485,233,816

Common Stocks - 39.5%
Aerospace - 0.5%
Lockheed Martin Corp.	30,829	$2,552,592
Northrop Grumman Corp.	32,964	1,936,635

		$4,489,227
Automotive - 0.5%
Accuride Corp. (a)	5,511	$32,625
Delphi Automotive PLC (a)	44,100	1,280,223
Johnson Controls, Inc.	35,860	1,080,820
Lear Corp.	46,242	1,842,744

		$4,236,412
Broadcasting - 0.1%
CBS Corp., “B”	27,060	$863,755
New Young Broadcasting Holding Co., Inc. (a)	21	61,425

		$925,180
Brokerage & Asset Managers - 0.2%
BlackRock, Inc.	6,519	$1,113,445
CME Group, Inc.	2,396	617,138

		$1,730,583
Cable TV - 0.4%
Comcast Corp., “A”	28,692	$829,486
Time Warner Cable, Inc.	38,962	2,937,735

		$3,767,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.1%
CF Industries Holdings, Inc.	5,590	$955,666

Computer Software - 0.1%
Oracle Corp.	18,816	$498,060

Computer Software - Systems - 0.3%
Hewlett-Packard Co.	48,380	$1,097,258
Seagate Technology PLC	55,326	1,296,288
Western Digital Corp. (a)	19,398	608,903

		$3,002,449
Construction - 0.1%
Stanley Black & Decker, Inc.	17,770	$1,177,263

Consumer Products - 0.3%
Kimberly-Clark Corp.	16,710	$1,325,939
Newell Rubbermaid, Inc.	47,531	874,570
Procter & Gamble Co.	8,450	526,351

		$2,726,860
Electrical Equipment - 0.7%
General Electric Co.	198,860	$3,796,237
Tyco International Ltd.	44,710	2,376,784

		$6,173,021
Electronics - 0.6%
Intel Corp.	79,506	$2,054,435
KLA-Tencor Corp.	41,340	1,894,612
Microchip Technology, Inc.	39,700	1,231,494

		$5,180,541
Energy - Independent - 0.5%
ConocoPhillips	12,405	$647,045
Energy XXI (Bermuda) Ltd.	21,761	675,679
HollyFrontier Corp.	23,660	697,497
Marathon Oil Corp.	45,432	1,131,711
Phillips 66 (a)	6,142	184,444
WPX Energy, Inc. (a)	52,451	769,456

		$4,105,832
Energy - Integrated - 1.3%
Chevron Corp.	73,830	$7,258,227
Exxon Mobil Corp.	54,254	4,265,992

		$11,524,219
Entertainment - 0.1%
Regal Entertainment Group, “A”	96,390	$1,325,363

Food & Beverages - 0.6%
Bunge Ltd.	36,330	$2,161,635
Coca-Cola Enterprises, Inc.	59,280	1,621,901
Dr Pepper Snapple Group, Inc.	21,841	901,160
General Mills, Inc.	22,483	860,649

		$5,545,345

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.4%
CVS Caremark Corp.	42,970	$1,931,072
Kroger Co.	63,490	1,397,415

		$3,328,487
Forest & Paper Products - 0.2%
Domtar Corp.	12,840	$1,015,772
International Paper Co.	35,738	1,043,550

		$2,059,322
General Merchandise - 0.3%
Macy’s, Inc.	74,445	$2,832,632

Health Maintenance Organizations - 0.4%
Aetna, Inc.	67,976	$2,779,539
Humana, Inc.	13,125	1,002,619

		$3,782,158
Insurance - 1.5%
ACE Ltd.	23,493	$1,699,249
Aflac, Inc.	64,837	2,598,667
Allied World Assurance Co.	34,939	2,686,809
Chubb Corp.	30,970	2,232,008
Hartford Financial Services Group, Inc.	70,940	1,193,211
MetLife, Inc.	11,095	324,085
Principal Financial Group, Inc.	35,680	876,301
Prudential Financial, Inc.	52,198	2,424,597

		$14,034,927
Internet - 0.1%
Google, Inc., “A” (a)	1,920	$1,115,251

Leisure & Toys - 0.3%
Activision Blizzard, Inc.	65,460	$768,500
Mattel, Inc.	61,560	1,916,363

		$2,684,863
Machinery & Tools - 0.2%
Cummins, Inc.	13,320	$1,291,374
Pitney Bowes, Inc.	26,970	367,871

		$1,659,245
Major Banks - 1.9%
Bank of America Corp.	136,116	$1,000,453
Bank of New York Mellon Corp.	81,970	1,668,909
Goldman Sachs Group, Inc.	13,700	1,311,090
JPMorgan Chase & Co.	178,302	5,910,711
KeyCorp	227,658	1,707,435
PNC Financial Services Group, Inc.	53,565	3,289,962
Wells Fargo & Co.	63,620	2,039,021

		$16,927,581
Medical & Health Technology & Services - 0.1%
HCA Holdings, Inc.	44,580	$1,158,634

Medical Equipment - 0.1%
Medtronic, Inc.	25,944	$955,777

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.3%
Cliffs Natural Resources, Inc.	28,080	$1,341,662
Nucor Corp.	27,328	977,249

		$2,318,911
Natural Gas - Distribution - 0.5%
NiSource, Inc.	108,741	$2,728,312
ONEOK, Inc.	25,710	2,133,673

		$4,861,985
Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	35,603	$1,086,960

Network & Telecom - 0.1%
Cisco Systems, Inc.	75,530	$1,233,405

Other Banks & Diversified Financials - 0.9%
American Express Co.	17,879	$998,185
Capital One Financial Corp.	41,872	2,150,965
Citigroup, Inc.	75,011	1,988,542
Discover Financial Services	95,300	3,155,383

		$8,293,075
Pharmaceuticals - 1.8%
Abbott Laboratories	37,815	$2,336,589
Johnson & Johnson	62,582	3,906,994
Merck & Co., Inc.	91,411	3,435,225
Pfizer, Inc.	320,072	6,999,975

		$16,678,783
Pollution Control - 0.2%
Republic Services, Inc.	60,168	$1,586,028

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,684	$37,096

Railroad & Shipping - 0.2%
Kansas City Southern Co.	15,810	$1,043,144
Union Pacific Corp.	8,480	944,672

		$1,987,816
Real Estate - 20.4%
Alexandria Real Estate Equities, Inc., REIT	81,563	$5,583,803
Atrium European Real Estate Ltd.	510,999	2,290,431
AvalonBay Communities, Inc., REIT	61,365	8,575,759
Big Yellow Group PLC, REIT	571,000	2,519,832
BioMed Realty Trust, Inc., REIT	410,776	7,414,507
Boston Properties, Inc., REIT	77,515	7,978,619
Cousins Properties, Inc., REIT	541,532	3,920,692
DDR Corp., REIT	249,620	3,467,222
Digital Realty Trust, Inc., REIT	50,588	3,580,113
Douglas Emmett, Inc., REIT	169,387	3,624,882
DuPont Fabros Technology, Inc., REIT	152,673	3,891,635
EastGroup Properties, Inc., REIT	132,360	6,561,085
Entertainment Properties Trust, REIT	81,740	3,373,410
Equity Lifestyle Properties, Inc., REIT	76,496	5,038,027
Federal Realty Investment Trust, REIT	46,477	4,567,760
Home Properties, Inc., REIT	99,990	5,993,401

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Host Hotels & Resorts, Inc., REIT	416,518	$6,356,065
Kimco Realty Corp., REIT	321,381	5,768,789
Medical Properties Trust, Inc., REIT	781,947	7,037,523
Mid-America Apartment Communities, Inc., REIT	119,047	8,022,577
National Retail Properties, Inc., REIT	193,310	5,120,782
Plum Creek Timber Co. Inc., REIT	140,496	5,128,104
Prologis, Inc., REIT	166,720	5,331,706
Public Storage, Inc., REIT	99,412	13,268,520
Simon Property Group, Inc., REIT	151,111	22,291,895
Starwood Property Trust, Inc., REIT	200,634	4,020,705
Tanger Factory Outlet Centers, Inc., REIT	178,268	5,528,091
Ventas, Inc., REIT	113,972	6,703,833
Vornado Realty Trust, REIT	123,133	10,087,055
Weyerhaeuser Co., REIT	166,156	3,308,166

		$186,354,989
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	763	$26,705

Specialty Stores - 0.2%
Foot Locker, Inc.	33,799	$1,072,780
Home Depot, Inc.	20,130	993,214

		$2,065,994
Telephone Services - 1.2%
AT&T, Inc.	120,572	$4,119,945
CenturyLink, Inc.	82,885	3,250,750
Verizon Communications, Inc.	76,766	3,196,536

		$10,567,231
Tobacco - 0.5%
Altria Group, Inc.	52,150	$1,678,709
Lorillard, Inc.	21,210	2,621,556

		$4,300,265
Utilities - Electric Power - 1.2%
AES Corp. (a)	69,927	$845,417
Alliant Energy Corp.	56,591	2,472,461
American Electric Power Co., Inc.	79,483	3,060,890
Exelon Corp.	49,150	1,817,567
PG&E Corp.	13,120	573,344
PPL Corp.	73,868	2,021,767

		$10,791,446
Total Common Stocks		$360,092,808

Floating Rate Loans (g)(r) - 0.0%
Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$147,839	$135,704

Convertible Preferred Stocks - 0.0%
Automotive - 0.0%
General Motors Co., 4.75%	$6,860	$251,899

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	$170	$145,764

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Preferred Stocks - continued
Other Banks & Diversified Financials - continued
Ally Financial, Inc., “A”, 8.5%			$27,362	$596,492
GMAC Capital Trust I, 8.125%			22,075	505,959
Total Preferred Stocks				$1,248,215
	Strike Price	First Exercise
Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	58	$169,650

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$940,000	$930,600
Issuer/Expiration Date/Strike Price			Number of Contracts
Put Options Purchased - 0.1%
iShares Dow Jones U.S. Real Estate-September 2012 @ $55			2,500	$420,000
iShares Dow Jones U.S. Real Estate-January 2013 @ $50			2,750	572,000
Total Put Options Purchased				$992,000

Money Market Funds - 7.5%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)			67,724,549	$67,724,549

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.19%, dated 5/31/12, due 6/01/12, total to be received $924,830 (secured by U.S. Treasury and Federal Agency obligations valued at $943,322 in an individually traded account), at Value			924,825	$924,825
Total Investments				$917,704,066

Other Assets, Less Liabilities - (0.7)%				(6,100,101)
Net Assets - 100.0%				$911,603,965

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $128,413,564, representing 14.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ajecorp B.V., 6.5%, 2022	5/08/12	$200,000	$198,000
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	159,375	145,764
American Media, Inc., 13.5%, 2018	12/28/10	26,448	22,431
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	298,261	304,500
Avaya, Inc., 7%, 2019	5/24/12	155,559	152,150
Dematic S.A., 8.75%, 2016	4/19/11-11/08/11	850,632	884,925
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	379,723	386,250

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	$50,000	$51,375
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	152,278	149,799
Georgian Oil & Gas Corp., 6.875%, 2017	5/09/12	269,203	262,480
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	354,921	221,828
Heckmann Corp., 9.875%, 2018	4/04/12	377,917	361,000
LBI Media, Inc., 8.5%, 2017	7/18/07	123,720	25,000
Libbey Glass, Inc., 6.875%, 2020	5/11/12	215,000	215,538
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	405,470	421,585
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	309,335	318,150
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	335,234	349,800
Prestige Brands, Inc., 8.125%, 2020	1/24/12	50,000	54,000
Republic of Guatemala, 5.75%, 2022	5/29/12	390,316	391,045
Republic of Iceland, 5.875%, 2022	5/03/12	478,527	473,361
Republic of Slovakia, 4.375%, 2022	5/10/12	4,151,627	4,001,450
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	287,687	277,675
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	105,000	107,363
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	215,000	217,150
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022	5/10/12	522,418	533,524
Tekni-Plex, Inc., 9.75%, 2019	5/10/12	103,697	104,213
Townsquare Radio LLC, 9%, 2019	3/30/12	262,393	271,625
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-5/25/12	169,926	170,850
Total Restricted Securities			$11,072,831
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/12

Forward Foreign Currency Exchange Contracts at 5/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	1,320,398	7/13/12	$1,726,395	$1,633,040	$93,355

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$357,503,669	$403,544	$37,096	$357,944,309
United Kingdom	—	2,519,832	—	2,519,832
Austria	—	2,290,431	—	2,290,431
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	87,982,918	—	87,982,918
Non-U.S. Sovereign Debt	—	99,001,992	—	99,001,992
Municipal Bonds	—	3,046,188	—	3,046,188
Corporate Bonds	—	175,897,944	—	175,897,944
Residential Mortgage-Backed Securities	—	56,638,161	—	56,638,161
Commercial Mortgage-Backed Securities	—	628,505	—	628,505
Asset-Backed Securities (including CDOs)	—	149,799	—	149,799
Foreign Bonds	—	62,818,909	—	62,818,909
Floating Rate Loans	—	135,704	—	135,704
Short Term Securities	—	924,825	—	924,825
Mutual Funds	67,724,549	—	—	67,724,549
Total Investments	$425,228,218	$492,438,752	$37,096	$917,704,066

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$93,355	$—	$93,355

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,810,264 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/29/12	$79,473
Change in unrealized appreciation (depreciation)	(42,377)
Balance as of 5/31/12	$37,096

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $(42,377).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$907,656,748
Gross unrealized appreciation	$30,089,919
Gross unrealized depreciation	(20,042,601)
Net unrealized appreciation (depreciation)	$10,047,318

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,744,532	100,572,148	(67,592,131)	67,724,549

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,068	$67,724,549

MFS® Government Securities Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.7%
Agency - Other - 4.8%
Financing Corp., 10.7%, 2017	$14,360,000	$21,268,712
Financing Corp., 9.4%, 2018	11,750,000	16,880,567
Financing Corp., 9.8%, 2018	14,975,000	21,971,889
Financing Corp., 10.35%, 2018	15,165,000	23,060,930
Financing Corp., STRIPS, 0%, 2017	18,780,000	17,460,686

		$100,642,784
Asset-Backed & Securitized - 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,679,648
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	10,396,924
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.981%, 2051	5,341,614	5,666,737
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.817%, 2049	5,431,290	5,864,441

		$26,607,750
Local Authorities - 1.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,916,497
Port Authority NY & NJ (168th Series), 4.926%, 2051	7,130,000	8,123,209
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	1,029,319
State of California (Build America Bonds), 7.625%, 2040	1,225,000	1,590,344
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	3,361,600

		$20,020,969
Mortgage-Backed - 43.9%
Fannie Mae, 4.722%, 2012	$653,258	$652,937
Fannie Mae, 4.73%, 2012	2,525,833	2,541,236
Fannie Mae, 4.77%, 2012 - 2014	1,948,559	2,033,012
Fannie Mae, 4.325%, 2013	1,549,216	1,574,835
Fannie Mae, 4.374%, 2013	2,000,519	2,045,809
Fannie Mae, 4.518%, 2013	421,986	427,121
Fannie Mae, 4.543%, 2013	2,364,201	2,399,864
Fannie Mae, 4.845%, 2013	3,423,189	3,509,110
Fannie Mae, 5%, 2013 - 2041	87,528,302	94,836,706
Fannie Mae, 5.06%, 2013 - 2017	3,167,345	3,426,910
Fannie Mae, 5.156%, 2013	1,879,588	1,948,167
Fannie Mae, 5.37%, 2013 - 2018	3,615,938	3,912,996
Fannie Mae, 4.561%, 2014	1,819,939	1,914,915
Fannie Mae, 4.6%, 2014	1,666,714	1,744,030
Fannie Mae, 4.61%, 2014	5,158,269	5,451,512
Fannie Mae, 4.82%, 2014 - 2015	4,836,641	5,209,229
Fannie Mae, 4.839%, 2014	7,803,349	8,279,004
Fannie Mae, 4.873%, 2014	4,664,160	4,811,120
Fannie Mae, 4.92%, 2014	492,580	511,902
Fannie Mae, 4.935%, 2014	722,810	754,492
Fannie Mae, 5.1%, 2014 - 2019	3,721,407	3,993,704
Fannie Mae, 4.56%, 2015	2,160,120	2,314,023
Fannie Mae, 4.564%, 2015	688,371	729,320
Fannie Mae, 4.62%, 2015	3,086,372	3,304,476
Fannie Mae, 4.665%, 2015	1,460,397	1,570,961
Fannie Mae, 4.69%, 2015	1,189,890	1,278,021
Fannie Mae, 4.7%, 2015	2,005,410	2,152,070
Fannie Mae, 4.74%, 2015	1,661,453	1,795,173
Fannie Mae, 4.78%, 2015	1,802,394	1,956,893
Fannie Mae, 4.79%, 2015	1,867,762	2,031,685

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.81%, 2015	$1,733,808	$1,883,197
Fannie Mae, 4.815%, 2015	1,914,605	2,071,839
Fannie Mae, 4.85%, 2015	1,335,922	1,438,275
Fannie Mae, 4.87%, 2015	1,272,975	1,378,984
Fannie Mae, 4.89%, 2015	1,179,179	1,272,743
Fannie Mae, 4.925%, 2015	3,329,807	3,640,931
Fannie Mae, 5.471%, 2015	5,194,311	5,753,222
Fannie Mae, 5.08%, 2016 - 2019	2,010,678	2,245,692
Fannie Mae, 5.09%, 2016	600,000	667,293
Fannie Mae, 5.152%, 2016	1,112,555	1,241,209
Fannie Mae, 5.27%, 2016	638,454	707,233
Fannie Mae, 5.273%, 2016	1,321,106	1,481,105
Fannie Mae, 5.35%, 2016	1,763,749	1,973,057
Fannie Mae, 5.424%, 2016	4,189,934	4,734,066
Fannie Mae, 5.45%, 2016	690,000	784,080
Fannie Mae, 5.725%, 2016	3,648,383	4,155,169
Fannie Mae, 6.5%, 2016 - 2037	13,233,692	15,030,174
Fannie Mae, 3.308%, 2017	4,917,011	5,311,558
Fannie Mae, 4.99%, 2017	4,356,538	4,695,793
Fannie Mae, 5.05%, 2017 - 2019	3,008,160	3,377,083
Fannie Mae, 5.3%, 2017	744,103	834,720
Fannie Mae, 5.38%, 2017	1,965,401	2,212,079
Fannie Mae, 5.5%, 2017 - 2038	138,889,083	152,125,711
Fannie Mae, 5.505%, 2017	1,445,085	1,628,229
Fannie Mae, 6%, 2017 - 2037	32,998,867	36,748,107
Fannie Mae, 2.578%, 2018	9,100,000	9,534,680
Fannie Mae, 3.8%, 2018	1,719,608	1,889,147
Fannie Mae, 3.91%, 2018	1,638,189	1,804,434
Fannie Mae, 3.99%, 2018	1,600,000	1,775,041
Fannie Mae, 4%, 2018	1,607,595	1,779,918
Fannie Mae, 4.19%, 2018	902,392	1,006,841
Fannie Mae, 5.16%, 2018	803,708	892,620
Fannie Mae, 5.68%, 2018	1,112,712	1,272,888
Fannie Mae, 2.43%, 2019	1,305,000	1,357,972
Fannie Mae, 4.5%, 2019 - 2041	43,101,254	46,572,378
Fannie Mae, 4.67%, 2019	1,180,000	1,349,365
Fannie Mae, 4.83%, 2019	1,595,959	1,828,368
Fannie Mae, 4.84%, 2019	612,218	698,663
Fannie Mae, 4.876%, 2019	5,257,926	6,049,697
Fannie Mae, 4.94%, 2019	422,893	484,963
Fannie Mae, 5.28%, 2019	576,730	665,287
Fannie Mae, 5.47%, 2019	384,504	438,727
Fannie Mae, 5.6%, 2019	1,348,667	1,520,970
Fannie Mae, 3.87%, 2020	1,861,209	2,064,326
Fannie Mae, 4.14%, 2020	1,145,926	1,286,768
Fannie Mae, 4.88%, 2020	928,740	1,039,458
Fannie Mae, 5.19%, 2020	1,998,804	2,294,974
Fannie Mae, 7.5%, 2024 - 2031	401,883	490,557
Fannie Mae, 4.5%, 2025	2,098,327	2,248,980
Fannie Mae, 3%, 2027	4,810,798	5,045,324
Fannie Mae, 3.5%, 2042	12,702,841	13,377,726
Fannie Mae, TBA, 3%, 2018	7,985,000	8,324,363
Freddie Mac, 1.655%, 2016	8,873,478	9,034,372
Freddie Mac, 4.5%, 2016 - 2041	24,746,563	26,430,722
Freddie Mac, 5%, 2016 - 2040	28,374,245	30,555,523
Freddie Mac, 6.5%, 2016 - 2038	3,988,448	4,492,300
Freddie Mac, 3.882%, 2017	5,323,000	5,896,154

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6%, 2017 - 2038	$27,766,538	$30,742,784
Freddie Mac, 2.303%, 2018	2,003,882	2,069,537
Freddie Mac, 2.323%, 2018	4,783,000	4,943,302
Freddie Mac, 2.412%, 2018 (n)	7,000,000	7,271,131
Freddie Mac, 3.154%, 2018	5,293,000	5,697,809
Freddie Mac, 2.13%, 2019	10,400,000	10,591,724
Freddie Mac, 4.186%, 2019	2,800,000	3,158,800
Freddie Mac, 5.085%, 2019	6,865,000	8,051,663
Freddie Mac, 2.757%, 2020	7,548,601	7,997,343
Freddie Mac, 3.32%, 2020	7,640,911	8,259,610
Freddie Mac, 4.224%, 2020	4,281,146	4,863,583
Freddie Mac, 4.251%, 2020	3,106,000	3,528,574
Freddie Mac, 5.5%, 2021 - 2038	36,784,539	40,355,167
Freddie Mac, 4%, 2025	7,568,594	7,987,677
Freddie Mac, 3.5%, 2041 - 2042	15,989,275	16,817,491
Freddie Mac, TBA, 3%, 2018	10,000,000	10,404,687
Ginnie Mae, 4.5%, 2033 - 2041	42,755,961	47,263,799
Ginnie Mae, 5.5%, 2033 - 2042	22,588,814	25,136,681
Ginnie Mae, 3.5%, 2041 - 2042	11,274,166	12,059,199
Ginnie Mae, 5.612%, 2058	10,652,468	11,354,679
Ginnie Mae, 6.357%, 2058	5,091,811	5,456,790
Ginnie Mae, TBA, 3.5%, 2040	20,000,000	21,334,376

		$915,352,694
Municipals - 1.9%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$3,185,000	$4,010,234
Garland, TX, Independent School District, N, 5%, 2022	6,295,000	7,817,761
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	6,010,000	7,603,431
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2022	2,015,000	2,561,851
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	4,175,000	5,422,699
Seattle, WA, General Obligation, 5%, 2021	3,520,000	4,480,890
University of Texas, Financing Systems, “B”, 5.375%, 2023	6,285,000	8,313,924

		$40,210,790
U.S. Government Agencies and Equivalents - 2.3%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,956,545
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,104,817
Freddie Mac, 2.375%, 2022	11,320,000	11,649,503
Small Business Administration, 6.35%, 2021	875,627	978,835
Small Business Administration, 6.34%, 2021	897,446	1,004,790
Small Business Administration, 6.44%, 2021	1,054,411	1,175,528
Small Business Administration, 6.625%, 2021	1,162,407	1,301,576
Small Business Administration, 6.07%, 2022	1,066,639	1,189,260
Small Business Administration, 4.98%, 2023	1,354,334	1,503,478
Small Business Administration, 4.89%, 2023	3,360,500	3,713,903
Small Business Administration, 4.77%, 2024	2,767,708	3,062,342
Small Business Administration, 5.52%, 2024	2,125,166	2,389,157
Small Business Administration, 4.99%, 2024	2,511,711	2,793,600
Small Business Administration, 4.86%, 2024	1,863,621	2,083,774
Small Business Administration, 4.86%, 2025	2,992,358	3,322,104
Small Business Administration, 5.11%, 2025	2,566,370	2,870,932
U.S. Department of Housing & Urban Development, 6.36%, 2016	530,000	531,856
U.S. Department of Housing & Urban Development, 6.59%, 2016	201,000	201,561

		$47,833,561

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - 43.5%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,456,653
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	2,117,150
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,804,940
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,823,101
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,609,978
U.S. Treasury Bonds, 5.25%, 2029	16,645,000	23,856,962
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	5,075,000
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	3,631,966
U.S. Treasury Bonds, 5%, 2037	4,133,000	6,061,950
U.S. Treasury Bonds, 4.375%, 2038	3,297,000	4,446,829
U.S. Treasury Bonds, 4.5%, 2039	62,458,300	86,202,197
U.S. Treasury Notes, 1.375%, 2013	16,769,000	16,894,768
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,702,282
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,688,741
U.S. Treasury Notes, 3.125%, 2013	48,289,000	50,135,668
U.S. Treasury Notes, 4%, 2014	2,232,000	2,373,417
U.S. Treasury Notes, 1.875%, 2014	222,621,000	228,821,440
U.S. Treasury Notes, 1.875%, 2014	16,258,000	16,750,813
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,566,563
U.S. Treasury Notes, 4%, 2015	13,740,000	15,083,937
U.S. Treasury Notes, 2.125%, 2015	234,171,000	246,318,621
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,173,325
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,810,622
U.S. Treasury Notes, 2.625%, 2018	2,713,000	2,992,778
U.S. Treasury Notes, 2.75%, 2019	1,746,600	1,952,370
U.S. Treasury Notes, 3.125%, 2019	12,026,000	13,760,378
U.S. Treasury Notes, 3.5%, 2020	74,055,000	87,060,909
U.S. Treasury Notes, 2.625%, 2020	11,920,000	13,193,950
U.S. Treasury Notes, 3.125%, 2021	5,529,000	6,331,999

		$905,699,307
Total Bonds		$2,056,367,855

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	105,718,538	$105,718,538
Total Investments		$2,162,086,393

Other Assets, Less Liabilities - (3.8)%		(79,281,864)
Net Assets - 100.0%		$2,082,804,529

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,375,948, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,054,175,652	$—	$1,054,175,652
Municipal Bonds	—	40,210,790	—	40,210,790
Corporate Bonds	—	20,020,969	—	20,020,969
Residential Mortgage-Backed Securities	—	915,352,694	—	915,352,694
Commercial Mortgage-Backed Securities	—	26,607,750	—	26,607,750
Mutual Funds	105,718,538	—	—	105,718,538
Total Investments	$105,718,538	$2,056,367,855	$—	$2,162,086,393

For further information regarding security characteristics, see the Portfolio of Investments

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,063,674,696
Gross unrealized appreciation	$101,158,840
Gross unrealized depreciation	(2,747,143)
Net unrealized appreciation (depreciation)	$98,411,697

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	116,572,471	220,565,708	(231,419,641)	105,718,538

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,205	$105,718,538

6

MFS® Global Real Estate Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.3%
Real Estate - 99.3%
Advance Residence Investment Corp., REIT	1,204	$2,217,547
Alexandria Real Estate Equities, Inc., REIT	56,188	3,846,630
Ascendas India Trust	2,065,000	1,233,936
Atrium European Real Estate Ltd.	1,310,420	5,873,648
AvalonBay Communities, Inc., REIT	41,950	5,862,513
Beni Stabili S.p.A.	3,844,083	1,544,318
Big Yellow Group PLC, REIT	1,237,510	5,461,153
BioMed Realty Trust, Inc., REIT	278,973	5,035,463
Boston Properties, Inc., REIT	51,003	5,249,739
BR Malls Participacoes S.A.	210,471	2,316,710
British Land Co. PLC, REIT	708,766	5,276,052
CFS Retail Property Trust Group, REIT	2,348,003	4,294,369
Corio N.V., REIT	70,343	2,929,653
Cousins Properties, Inc., REIT	364,207	2,636,859
DDR Corp., REIT	174,930	2,429,778
Derwent London PLC, REIT	74,170	1,993,581
Digital Realty Trust, Inc., REIT	35,411	2,506,036
Douglas Emmett, Inc., REIT	118,826	2,542,876
DuPont Fabros Technology, Inc., REIT	99,711	2,541,633
EastGroup Properties, Inc., REIT	87,110	4,318,043
Entertainment Properties Trust, REIT	54,705	2,257,675
Equity Lifestyle Properties, Inc., REIT	52,286	3,443,556
Federal Realty Investment Trust, REIT	31,965	3,141,520
Global Logistic Properties Ltd. (a)	2,985,901	4,804,877
GSW Immobilien AG (a)	73,542	2,566,632
Hammerson PLC, REIT	200,041	1,290,837
Hang Lung Properties Ltd.	1,040,256	3,301,106
Henderson Land Development Co. Ltd.	505,643	2,541,755
Home Properties, Inc., REIT	67,673	4,056,320
Host Hotels & Resorts, Inc., REIT	280,786	4,284,794
Kenedix Realty Investment Corp., REIT	712	2,336,988
Kimco Realty Corp., REIT	207,015	3,715,919
Link, REIT	1,714,391	6,592,865
Macquarie Goodman Group, REIT	540,169	1,778,483
Medical Properties Trust, Inc., REIT	533,533	4,801,797
Mid-America Apartment Communities, Inc., REIT	79,181	5,336,008
Mitsubishi Estate Co. Ltd.	405,135	6,255,756
Mitsui Fudosan Co. Ltd.	467,274	7,733,738
National Retail Properties, Inc., REIT	129,050	3,418,535
Nippon Building Fund, Inc., REIT	237	2,156,129
NTT Urban Development Corp.	4,187	3,008,142
Plum Creek Timber Co. Inc., REIT	94,254	3,440,271
Primaris Retail, REIT	273,139	6,045,367
Prologis, Inc., REIT	113,370	3,625,573
Public Storage, Inc., REIT	67,052	8,949,430
SEGRO PLC, REIT	521,954	1,727,871
Simon Property Group, Inc., REIT	101,239	14,934,777
Starwood Property Trust, Inc., REIT	138,900	2,783,556
Stockland, IEU	2,158,825	6,693,540
Sun Hung Kai Properties Ltd.	574,231	6,503,199
TAG Immobilien AG (a)	154,520	1,528,512
Tanger Factory Outlet Centers, Inc., REIT	121,492	3,767,467
Unibail-Rodamco	32,726	5,431,586

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Ventas, Inc., REIT	85,523	$5,030,463
Vornado Realty Trust, REIT	81,683	6,691,471
Westfield Group, REIT	860,351	7,618,035
Weyerhaeuser Co., REIT	117,049	2,330,446
Wharf Holdings Ltd.	508,596	2,651,491
Total Common Stocks		$238,687,024

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	8,710,614	$8,710,614
Total Investments		$247,397,638

Other Assets, Less Liabilities - (2.9)%		(6,860,797)
Net Assets - 100.0%		$240,536,841

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$122,979,148	$—	$—	$122,979,148
Japan	2,336,988	21,371,312	—	23,708,300
Hong Kong	6,503,199	15,087,217	—	21,590,416
Australia	9,396,518	10,987,909	—	20,384,427
United Kingdom	7,269,633	8,479,861	—	15,749,494
Canada	6,045,367	—	—	6,045,367
Singapore	1,233,936	4,804,877	—	6,038,813
Austria	—	5,873,648	—	5,873,648
France	—	5,431,586	—	5,431,586
Other Countries	7,956,172	2,929,653	—	10,885,825
Mutual Funds	8,710,614	—	—	8,710,614
Total Investments	$172,431,575	$74,966,063	$—	$247,397,638

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $30,558,530 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $14,121,234 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$218,402,108
Gross unrealized appreciation	$34,468,222
Gross unrealized depreciation	(5,472,692)
Net unrealized appreciation (depreciation)	$28,995,530

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,523,158	29,188,983	(26,001,527)	8,710,614

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,567	$8,710,614

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2012, are as follows:

United States	51.1%
Japan	10.0%
Hong Kong	9.1%
Australia	8.6%
United Kingdom	6.7%
Singapore	2.6%
Canada	2.5%
Austria	2.5%
France	2.3%
Other Countries	4.6%

4

MFS® New Discovery Value Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 94.9%
Aerospace - 0.8%
Kaman Corp.	44,460	$1,300,459

Apparel Manufacturers - 1.9%
Hanesbrands, Inc. (a)	76,107	$2,120,341
Jones Group, Inc.	110,820	1,068,305

		$3,188,646
Broadcasting - 0.5%
Stroer Out-of-Home Media AG (a)	80,370	$795,020

Brokerage & Asset Managers - 1.5%
FXCM, Inc. “A”	146,060	$1,501,497
GFI Group, Inc.	347,234	944,476

		$2,445,973
Business Services - 5.3%
CoreLogic, Inc. (a)	84,171	$1,430,065
Dun & Bradstreet Corp.	22,035	1,488,905
FleetCor Technologies, Inc. (a)	50,768	1,924,107
G&K Services, Inc.	38,729	1,130,112
Global Payments, Inc.	29,710	1,262,081
Portfolio Recovery Associates, Inc. (a)	23,620	1,632,378

		$8,867,648
Chemicals - 1.0%
Cabot Corp.	42,610	$1,610,658

Computer Software - 1.1%
OBIC Co. Ltd.	9,390	$1,829,042

Computer Software - Systems - 2.0%
Ingram Micro, Inc., “A” (a)	92,869	$1,655,854
Mitek Systems, Inc. (a)	72,490	153,679
NICE Systems Ltd., ADR (a)	40,609	1,505,782

		$3,315,315
Construction - 2.9%
Beacon Roofing Supply, Inc. (a)	58,177	$1,445,698
Lennox International, Inc.	53,052	2,275,400
M/I Homes, Inc. (a)	479,538	1,194,661

		$4,915,759
Consumer Products - 1.1%
Sensient Technologies Corp.	50,870	$1,857,772

Consumer Services - 0.8%
H&R Block, Inc.	92,495	$1,412,399

Containers - 1.0%
Greif, Inc., “A”	14,806	$647,614
Greif, Inc., “B”	20,986	958,011

		$1,605,625

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 7.3%
CEVA, Inc. (a)	86,990	$1,511,886
Entegris, Inc. (a)	110,520	852,109
Entropic Communications, Inc. (a)	249,068	1,001,253
Intermec, Inc. (a)	234,336	1,384,926
M/A-COM Technology Solutions Holdings, Inc. (a)	105,540	1,747,742
MaxLinear, Inc., “A” (a)	283,587	1,270,470
Monolithic Power Systems, Inc. (a)	50,302	945,175
Oclaro, Inc. (a)	220,058	561,148
Ultratech, Inc. (a)	47,250	1,432,620
Veeco Instruments, Inc. (a)	40,293	1,397,361

		$12,104,690
Energy - Independent - 5.3%
Berry Petroleum Corp., “A”	35,977	$1,399,865
Energy Partners Ltd. (a)	100,971	1,594,332
Energy XXI (Bermuda) Ltd.	25,904	804,319
Lone Pine Resources, Inc. (a)	188,370	595,249
Resolute Energy Corp. (a)	153,270	1,341,113
SM Energy Co.	26,000	1,406,340
WPX Energy, Inc. (a)	110,690	1,623,822

		$8,765,040
Engineering - Construction - 0.9%
Foster Wheeler AG (a)	88,325	$1,580,134

Entertainment - 1.2%
Cinemark Holdings, Inc.	87,725	$2,022,939

Gaming & Lodging - 0.9%
WMS Industries, Inc. (a)	77,125	$1,583,376

Insurance - 7.3%
Allied World Assurance Co.	24,403	$1,876,591
Alterra Capital Holdings Ltd.	81,260	1,804,785
Aspen Insurance Holdings Ltd.	71,059	2,008,127
Everest Re Group Ltd.	21,442	2,189,657
Hanover Insurance Group, Inc.	44,830	1,748,818
Symetra Financial Corp.	115,899	1,309,659
Willis Group Holdings PLC	34,220	1,206,939

		$12,144,576
Internet - 0.9%
Dice Holdings, Inc. (a)	162,070	$1,593,148

Leisure & Toys - 1.8%
Brunswick Corp.	63,490	$1,390,431
Callaway Golf Co.	281,081	1,551,567

		$2,941,998
Machinery & Tools - 6.9%
Altra Holdings, Inc. (a)	70,780	$1,186,981
Columbus McKinnon Corp. (a)	100,670	1,554,345
Douglas Dynamics, Inc.	123,455	1,577,755
EnPro Industries, Inc. (a)	29,900	1,151,748
Herman Miller, Inc.	96,855	1,789,880
Kennametal, Inc.	42,680	1,483,557
Polypore International, Inc. (a)	40,450	1,496,246

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Regal Beloit Corp.	21,780	$1,313,116

		$11,553,628
Major Banks - 1.3%
Huntington Bancshares, Inc.	326,380	$2,134,525

Medical & Health Technology & Services - 5.1%
Almost Family, Inc. (a)	91,965	$2,044,382
Community Health Systems, Inc. (a)	59,002	1,298,634
Cross Country Healthcare, Inc. (a)	279,081	1,267,028
Health Management Associates, Inc., “A” (a)	274,290	1,758,199
IPC The Hospitalist Co., Inc. (a)	37,100	1,298,129
VCA Antech, Inc. (a)	40,732	877,367

		$8,543,739
Medical Equipment - 1.1%
Teleflex, Inc.	30,753	$1,826,728

Metals & Mining - 1.0%
TMS International Corp., “A” (a)	144,300	$1,601,730

Natural Gas - Distribution - 2.8%
AGL Resources, Inc.	38,057	$1,426,376
NorthWestern Corp.	43,390	1,540,779
UGI Corp.	58,061	1,665,189

		$4,632,344
Other Banks & Diversified Financials - 11.9%
BBCN Bancorp, Inc. (a)	166,351	$1,794,927
Brookline Bancorp, Inc.	195,355	1,717,170
CAI International, Inc. (a)	138,390	2,565,751
CapitalSource, Inc.	257,758	1,631,608
Cathay General Bancorp, Inc.	116,856	1,937,472
Glacier Bancorp, Inc.	137,760	1,976,856
International Bancshares Corp.	67,876	1,253,670
Regional Management Corp. (a)	96,750	1,427,063
Sandy Spring Bancorp, Inc.	87,908	1,563,883
ViewPoint Financial Group	122,858	1,873,585
Wintrust Financial Corp.	58,814	2,000,264

		$19,742,249
Pollution Control - 0.9%
Progressive Waste Solutions Ltd.	75,996	$1,484,202

Railroad & Shipping - 0.8%
Diana Shipping, Inc. (a)	166,494	$1,282,004

Real Estate - 4.4%
BioMed Realty Trust, Inc., REIT	102,080	$1,842,544
Capstead Mortgage Corp., REIT	143,842	1,980,704
EastGroup Properties, Inc., REIT	37,790	1,873,250
Entertainment Properties Trust, REIT	38,518	1,589,638

		$7,286,136
Specialty Chemicals - 3.0%
A. Schulman, Inc.	55,652	$1,189,283
Ferro Corp. (a)	267,300	1,186,812

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Koppers Holdings, Inc.	37,176	$1,305,249
Quaker Chemical Corp.	32,320	1,350,653

		$5,031,997
Specialty Stores - 6.0%
American Eagle Outfitters, Inc.	74,274	$1,434,231
Children’s Place Retail Store, Inc. (a)	36,690	1,686,639
Destination Maternity Corp.	61,593	1,201,064
Gordmans Stores, Inc. (a)	49,232	876,822
hhgregg, Inc. (a)	135,368	1,455,206
Kirkland’s, Inc. (a)	61,830	670,237
Medifast, Inc. (a)	70,550	1,274,133
rue21, Inc. (a)	51,280	1,357,894

		$9,956,226
Tobacco - 1.0%
Schweitzer-Mauduit International, Inc.	25,310	$1,693,239

Trucking - 1.2%
Celadon Group, Inc.	54,830	$883,311
Landstar System, Inc.	20,704	1,091,101

		$1,974,412
Utilities - Electric Power - 2.0%
El Paso Electric Co.	47,710	$1,464,220
GenOn Energy, Inc. (a)	211,550	363,866
Great Plains Energy, Inc.	78,247	1,558,680

		$3,386,766
Total Common Stocks		$158,010,142

Money Market Funds - 5.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	9,265,288	$9,265,288
Total Investments		$167,275,430

Other Assets, Less Liabilities - (0.5)%		(892,848)
Net Assets - 100.0%		$166,382,582

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$151,114,092	$—	$—	$151,114,092
Japan	—	1,829,042	—	1,829,042
Israel	1,505,782	—	—	1,505,782
Canada	1,484,202	—	—	1,484,202
Greece	1,282,004	—	—	1,282,004
Germany	795,020	—	—	795,020
Mutual Funds	9,265,288	—	—	9,265,288
Total Investments	$165,446,388	$1,829,042	$—	$167,275,430

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$174,241,500
Gross unrealized appreciation	$9,031,998
Gross unrealized depreciation	(15,998,068)
Net unrealized appreciation (depreciation)	$(6,966,070)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,717,269	14,053,266	(11,505,247)	9,265,288

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,596	$9,265,288

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.